SECURITIES ACT FILE NO. 33-91706
                                                SECURITIES ACT FILE NO. 33-72226
                                                SECURITIES ACT FILE NO. 33-56094


                       PILGRIM INTERNATIONAL EQUITY FUNDS

                        Supplement dated August 31, 2001
       (to the Class A, B, C and M Prospectus and Statements of Additional
                        Information dated March 1, 2001)

REDEMPTION FEE FOR THE PILGRIM ASIA-PACIFIC EQUITY FUND, PILGRIM INTERNATIONAL FUND, AND PILGRIM INTERNATIONAL CORE GROWTH FUND

Effective November 1, 2001, Pilgrim Asia-Pacific Equity Fund, Pilgrim International Fund, and Pilgrim International Core Growth Fund (the "Funds") will impose a 2.00% redemption fee on Fund Class A shares redeemed (including in connection with an exchange) within 30 days or less from their date of purchase. The fee is not a sales charge (load); it will be paid directly to the Fund. The redemption fee is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The redemption fee will apply only to Fund shares purchased on or after November 1, 2001. The redemption fee is not assessed on shares acquired through the reinvestment of dividends or distributions paid by the Fund.

To reflect the Fund's redemption fee, the following changes are made to the Prospectus and Statement of Additional Information ("SAI").

The "Fees You Pay Directly" table under the section entitled "What You Pay to Invest" on page 40 of the Prospectus is amended as follows:

Fees You Pay Directly                             Class A     Class B (1)    Class C (1)    Class M (1)
                                                  -------     -----------    -----------    -----------
Maximum sales charge on your investment
  (as a % of offering price)

All Funds                                          5.75 (2)      none          none           3.50 (2)

Maximum deferred sales charge (as a % of purchase or sales price, whichever is less)

All Funds                                          none (3)      5.00 (4)      1.00 (5)       none

Redemption fee (as a % of amount redeemed, if applicable)

Asia-Pacific Equity Fund, International Fund,
International Core Growth Fund and Russia Fund     2.00 (6)       N/A           N/A            N/A

----------
(1)  Not all Funds offer Classes B, C and M. Please see page 44.
(2)  Reduced for purchases of $50,000 and over. Please see page 45.
(3) A contingent deferred sales charge of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page 45.
(4) Imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page 45.
(5)  Imposed upon redemption within 1 year from purchase.
(6) The 2.0% redemption fee applies only to shares held less than 30 days for Asia-Pacific Equity Fund, International Fund and International Core Growth Fund and less than 365 days for Russia Fund.

The following paragraph is inserted after the last paragraph in the section entitled "Redemptions" on page 66 of the SAI for Pilgrim International Fund:

Effective November 1, 2001, Pilgrim International Fund (the "Fund") will impose a 2.00% redemption fee on Fund Class A shares redeemed (including in connection with an exchange) within 30 days or less from their date of purchase. The fee is not a sales charge (load); it will be paid directly to the Fund. The redemption fee is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The redemption fee will apply only to Fund Class A shares purchased on or after November 1, 2001. The redemption fee is not assessed on shares acquired through the reinvestment of dividends or distributions paid by the Fund.

The following paragraph is inserted after the last paragraph in the section entitled "Redemptions" on page 112 of the SAI for Pilgrim Asia Pacific Equity Fund and Pilgrim International Core Growth Fund:

Effective November 1, 2001, Pilgrim Asia-Pacific Equity Fund and Pilgrim International Core Growth Fund (each a "Fund" and collectively the "Funds") will impose a 2.00% redemption fee on Fund Class A shares redeemed (including in connection with an exchange) within 30 days or less from their date of purchase. The fee is not a sales charge (load); it will be paid directly to the Funds. The redemption fee is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The redemption fee will apply only to Fund Class A shares purchased on or after November 1, 2001. The redemption fee is not assessed on shares acquired through the reinvestment of dividends or distributions paid by the Funds.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.